Equipment and Fixtures, Net	12 Months Ended
Dec. 31, 2012
Equipment and Fixtures, Net
Equipment and Fixtures, Net

Note 9—Equipment and Fixtures, Net

        Equipment and fixtures, net, consist of the following:

	December 31, 2012	December 31, 2011
Furniture and fixtures	$17,696	$15,366
Building improvements	66,369	47,870
Computer equipment	70,238	52,560
Software	40,460	30,920
Telecom and other equipment	55,418	54,241
Equipment and fixtures not yet placed in service	1,380	1,577

	$251,561	$202,534
Less: accumulated depreciation	(154,710)	(114,923)

	$96,851	$87,611